Risk management - Capital risk (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	12.51%	12.34%	11.65%
Tier 1 phase in capital ratio	14.24%	13.95%	13.14%
Total phase-in capital	16.81%	16.18%	15.05%
CET1 phased-in ratio	12.51%
Minimum
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	8.85%
Pillar 1 percentage	4.50%
Pillar 2 percentage	0.84%
Capital conservation buffer, percentage	2.50%
Globally Systemically Important Entity percentage	1.00%
Percentage of anti cyclical buffer on common equity Tier1 capital	0.01%
Tier 1 phase in capital ratio	10.64%
Total phase-in capital	13.01%